ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 44,893,310	$ 50,568,698
Less: allowance for credit losses	(4,068,315)	(3,992,922)
Accounts receivable, net	$ 40,824,995	$ 46,575,776